CONVERTIBLE DEBT FACILITY - Disclosure of change in convertible facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 04, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense accrual	$ 974,534	$ 360,205	$ 0
Accretion	587,565	194,230	0
Beedie Investment Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	10,048,214	0
Fair value at initial recognition on August 4, 2022				$ 10,000,000
Transaction costs amortization	(95,313)	(472,221)
Interest expense accrual	974,534	360,205
Accretion	587,565	194,230
Change in PV of host liability	97,732
Change in fair value of derivatives	(969,000)	(34,000)
Ending Balance	10,643,732	10,048,214	0
Beedie Investment Ltd [Member] | Convertible facility - liability component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	8,463,214	0
Fair value at initial recognition on August 4, 2022				8,381,000
Transaction costs amortization	(95,313)	(472,221)
Interest expense accrual	974,534	360,205
Accretion	587,565	194,230
Change in PV of host liability	97,732
Change in fair value of derivatives	0	0
Ending Balance	10,027,732	8,463,214	0
Beedie Investment Ltd [Member] | Convertible facility - derivative component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	1,585,000	0
Fair value at initial recognition on August 4, 2022				$ 1,619,000
Transaction costs amortization	0	0
Interest expense accrual	0	0
Accretion	0	0
Change in PV of host liability	0
Change in fair value of derivatives	(969,000)	(34,000)
Ending Balance	$ 616,000	$ 1,585,000	$ 0